Summary of Accounting Policies (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Summary of Accounting Policies [Abstract]
Lease term description	Our commercial property leases are for varied terms ranging from month-to-month to 3 years.	Our commercial property leases are for varied terms ranging from month-to-month to 3 years.
Deferred revenue	$ 8,325	$ 4,800